Securities - Debt Securities Credit Losses Roll Forward Recorded in Earnings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Other than Temporary Impairment [Roll Forward]
Beginning balance	$ 78	$ 84
Add: Initial OTTI credit losses	0	0
Subsequent OTTI credit losses	1	1
Less: Realized losses for securities sold	7	7
Ending balance	$ 72	$ 78